Offerings - Offering: 1	Sep. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99584
Maximum Aggregate Offering Price	$ 1,244,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,906.88
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933. The registration fee of US$171,906.88 for this offering is being paid out of SEK's SEC account, the current balance of which is US$218,449.86 as of the date hereof. After payment of the registration fee for this offering, US$46,542.98 remains available in SEK's account for future registration fees.